Document and Entity Information	Feb. 01, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	HUDSON EXECUTIVE INVESTMENT CORP. II
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39931
Entity Tax Identification Number	85-2658967
City Area Code	212
Local Phone Number	521-8495
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001823033
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	HCIIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HCII
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	HCIIW
Security Exchange Name	NASDAQ